Summary of Significant Accounting Policies	6 Months Ended
Mar. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3. Summary of Significant Accounting Policies

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make judgements, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Such estimates include but are not limited to fair value measurement of financial instruments, allowances for credit losses, the incremental borrowing rate related to the Company’s lease liabilities, fair value of acquired intangible assets and goodwill, useful lives of acquired intangible assets and property and equipment, stock-based compensation, revenue recognition and accounting for income taxes. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Since future events and their effects cannot be predicted with absolute certainty, actual results could differ from current estimates.

In 2020, the global economy and financial markets had been severely affected by the COVID-19 pandemic. The continuing uncertainty around the outbreak of the COVID-19 pandemic required the use of judgments and estimates in the preparation of the consolidated financial statements for the quarters ended March 31, 2023 and 2022, and the years ended September 30, 2022 and 2021. The future impact of COVID-19 uncertainties could generate, in future reporting periods, a significant impact to the reported amounts of assets, liabilities, revenue and expenses in these and any future consolidated financial statements. Examples of accounting estimates and judgments that may be impacted by the pandemic include, but are not limited to: revenue recognition, impairment of goodwill and intangible assets, allowance for expected credit losses, and tax provisions.

Foreign currency

The functional currency of the Company is the Euro (EUR). The functional currency of the Company’s international subsidiaries is either the EUR or the local currency in which the international subsidiary operates. For the foreign subsidiaries where the functional currency is not the local currency, local currency denominated monetary assets and liabilities are re-measured into the functional currency at current exchange rates and foreign currency denominated nonmonetary assets and liabilities are re-measured into the functional currency at historical exchange rates. Transaction gains or losses from foreign currency re-measurement and settlements are included in other expense, net in the consolidated statements of operations and comprehensive loss. The Company’s reporting currency is the U.S. dollar. In the consolidated financial statements, the financial information of the Company and its international subsidiaries has been translated into U.S. dollars. The Company uses the exchange rate as of each balance sheet date to translate assets and liabilities and the average exchange rate during the period to translate revenue and expenses into U.S. dollars. Stockholders’ equity (deficit) are translated at historical rate. Translation gains or losses resulting from translating foreign functional currency financial statements into U.S. dollars are included in accumulated other comprehensive income (loss) as a component of stockholders’ equity (deficit).

The Company is exposed to fluctuations between the U.S. dollar and the EUR. The change in the value of the EUR relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in its business or results of operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash held in our bank accounts and on hand as well as highly liquid investments with an original maturity of three months or less at acquisition. The Company maintains such investments in immaterial money market funds, which have readily determinable fair values using quoted prices in active markets.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash and cash equivalents and accounts receivable. Substantially all of the Company’s cash and cash equivalents are maintained at financial institutions in the United States and Finland. Cash and cash equivalents can exceed amounts insured by the Federal Deposit Insurance Corporation and Deposit Guarantee schemes of up to $250,000 and €100,000, respectively.

Customer credit risk is managed by the business and is subject to the Company’s established policy and procedures relating to customer credit risk management. The credit quality of a customer is assessed based on an extensive credit rating scorecard and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables and contract assets are regularly monitored. The Company evaluates the concentration of risk with respect to trade receivables as low, as its customers are in several geographical regions and industries and operate in largely independent markets.

As of March 31, 2023, one customer accounted for 53.2% of the total balance of accounts receivable. As of September 30, 2022, no one customer accounted for more than 10% of the total balance of accounts receivable. For the three and six months ended March 31, 2023 and 2022, no customer accounted for more than 10% of the Company’s total revenues.

Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, as described below, of which the first two are considered observable and the last unobservable, that may be used to measure fair value:

Level 1:   Quoted prices in active markets for identical assets or liabilities.

Level 2:   Quoted prices for identical or similar assets and liabilities in markets that are not active or observable inputs other than quoted prices in active markets for identical or similar assets or liabilities.

Level 3:   Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. These include the Black-Scholes option-pricing model which uses inputs such as expected volatility, risk-free interest rate and expected term to determine fair market valuation.

As of September 30, 2022, the Company’s investment securities consisted of $26.0 million in United States (“U.S.”) Treasury Bills, all of which matured by December 31, 2022. During the year ended September 30, 2022, the Company changed the classification of its U.S. Treasury Bills from held-to-maturity to available-for-sale based on its intent to sell the securities. The Company’s available-for-sale marketable securities are recorded at fair value. Any unrealized gains or losses are recorded in accumulated other comprehensive income within the consolidated balance sheet. Any realized gains and losses are recorded as a part of other expense, net in the consolidated statements of operations and comprehensive loss in accordance with ASC 320 “Investments – Debt and Equity Security.” The total proceeds received from sales of available-for-sale securities during the three and six months ended March 31, 2023 was $0 and $25.9 million, respectively. The total realized gain during the three and six months ended March 31, 2023 was $0 and $0.9 million, respectively, including amounts reclassified from accumulated other comprehensive income.

The Company considers all investments with original maturities of greater than three months and less than 12 months to be short-term investments.

There were no available-for-sale-securities outstanding as of March 31, 2023.

The fair value of available-for-sale securities outstanding as of September 30, 2022 is as follows (in thousands):

Effect of
		Gross	Gross	Foreign
	Amortized	Unrealized	Unrealized	Currency
	Cost	Gains	Losses	Translation	Fair Value
U.S. Treasury Bills	$25,962	$2,177	$—	$(2,140)	$25,999

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. The Company reviews the fair value hierarchy classification at each reporting date. Changes in the ability to observe valuation inputs may result in a reclassification of levels for certain assets or liabilities within the fair value hierarchy. The Company did not have any transfers of assets and liabilities between the levels of the fair value measurement hierarchy during the years presented.

As of March 31, 2023 and September 30, 2022, the carrying value of the Company’s financial instruments included in current assets and current liabilities (including cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, deferred revenue) approximate fair value due to the short-term nature of such items. The money market funds within cash equivalents and available-for-sale securities are classified within Level 1 of the hierarchy as the values are derived from quoted prices in active markets.

The Company’s warrants are recorded at fair value on a recurring basis. The estimation of fair value for these investments requires the use of significant unobservable inputs, and these inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. As a result, the Company classifies the Public Warrants (as defined in Note 7) as level 1, the Private Warrants (as defined in Note 7) as level 2, and the Kreos Rollover Warrants (as defined in Note 7) as level 3, within the fair value hierarchy. Refer to Note 7 Warrants for further details on the valuation inputs.

We have not elected the fair value option as prescribed by ASC 825, The Fair Value Option for Financial Assets and Financial Liabilities, for our financial assets and liabilities that are not otherwise required to be carried at fair value. Under ASC 820, Fair Value Measurements and Disclosures, material financial assets and liabilities not carried at fair value, such as our long-term debt and accounts receivable and payable, are reported at their carrying values.

Accounts Receivable, Net

Accounts receivable is recognized if and when an amount of consideration is due from a customer and is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Accounts receivable are non-interest bearing and are generally on terms of 30 to 90 days. Generally, trade receivables are written-off if past due for more than 12 months and are not subject to enforcement activity. Accounts receivable presented on the consolidated balance sheets are adjusted for any write-offs and net of allowance for credit losses. An analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The Company applies a simplified approach in calculating current expected credit losses (CECL). Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime CECLs at each reporting date. The Company has established a provision matrix that is based on the Company’s historical observed default rates. The Company will calibrate the historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The Company’s estimates of the allowance for credit losses may not be indicative of the Company’s actual credit losses requiring additional charges to be incurred to reflect the actual amount collected.

The following table presents the changes in the allowance for credit losses for the six months ended March 31, 2023 and the year ended September 30, 2022:

	March 31,	September 30,
	2023	2022

	(in thousands)
Balance, beginning of period	$642	$394
Add: provision for credit losses	732	400
Less: write-offs, net of recoveries	(29)	(94)
Foreign currency translation	63	(58)
Balance, end of period	$1,408	$642

Prepaids and Other Current Assets

Prepaid expenses and other current assets totaled $6.0 million and $15.5 million as of March 31, 2023 and September 30, 2022, respectively. Prepaid expenses totaled $4.0 million and $13.5 million as of March 31, 2023 and September 30, 2022, respectively. Prepaid expenses as of March 31, 2023 were primarily related to payments made to third parties in the ordinary course of business. As of September 30, 2022, prepaid expenses were primarily related to deferred equity issuance costs in anticipation of the Business Combination, which were reclassified to equity in the first quarter of fiscal year 2023. Other current assets primarily consisted of deferred commission totaling $1.6 million and $1.5 million as of March 31, 2023 and September 30, 2022, respectively. Other receivables totaled $0.4 million and $0.5 million as of March 31, 2023 and September 30, 2022, respectively.

Warrant Liabilities

As discussed in Note 7 Warrants, the Legacy MariaDB preferred share warrants were either settled or converted into Ordinary Share warrants through the Business Combination (referred to as the “Legacy MariaDB Warrants”). Further, as discussed in Note 7 Warrants, the Company assumed Private Warrants and Public Warrants through the Business Combination. The Company accounts for its warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because these warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a derivative liability.

The warrants are measured at fair value on a recurring basis. The Company estimates the fair value of the Legacy MariaDB Warrants using the Black-Scholes option pricing model and assumptions that are based on the individual characteristics of the warrants or instruments on the valuation date, as well as assumptions for expected volatility, expected life, yield, and risk-free interest rate. The Company estimates the fair value of the Public Warrants based on the observable market quote in an active market under the ticker MRDB.WS. As the transfer of Private Warrants to anyone outside of a small group of individuals who are permitted transferees would result in the Private Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Warrant is equivalent to that of each Public Warrant, with an insignificant adjustment for short-term marketability restrictions. The Company continues to adjust the liability for changes in fair value until the earlier of the exercise of the warrants, the expiration of the warrants, or until such time as the warrants are no longer considered a liability.

Segment Information

Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) who is the Company’s chief executive officer, in deciding how to allocate resources and assess our financial and operational performance. The CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated and aggregated basis. Accordingly, the Company has determined that it operates in one operating and reportable segment.

Stock-Based Compensation

Employees (including senior executives) of the Company have been granted share-based payments in the form of stock options.

Stock-based compensation costs are calculated based on the fair value of the share-based award on the date the grant is made using the Black-Scholes option-pricing model for stock options and recognized as compensation expense in the accompanying consolidated statement of operations and comprehensive loss on a straight-line basis over the requisite service period, which is the vesting period. Determining the appropriate fair value model and related input assumptions requires judgment, including estimating the fair value of Ordinary Shares, share price volatility, and expected term, which impact the fair value estimated and the expense that will be recognized.

Legacy MariaDB granted options to its employees, members of the board as well as some advisors under the following plans, collectively (the “Legacy Plans”):

●	Summer Share Option Plan 2022 USA
●	Global Share Option Plan 2017
●	Global Share Option Plan 2017 USA
●	Global Share Option Plan 2014 Europe
●	Global Share Option Plan 2014 USA
●	Global Share Option Plan 2012 Europe
●	Global Share Option Plan 2012 USA
●	Global Share Option Plan 2012 France
●	Global Share Option Plan 2010 Europe
●	Global Share Option Plan 2010 USA
●	Global Share Option Plan 2010 France

In connection with the Business Combination, the equity awards issued and outstanding under the Legacy Plans listed above (each, a “Legacy MariaDB Equity Award”) were automatically converted into an equity award to be settled in MariaDB plc Ordinary Shares generally on the same terms and conditions as were applicable to such Legacy MariaDB Equity Award immediately prior to the Business Combination.

On December 18, 2022, MariaDB plc approved and adopted a new plan, the MariaDB plc 2022 Equity Incentive Plan, which became effective immediately as of closing of the Business Combination on December 16, 2022 as described in Note 9 Stock-based Compensation. The type of awards permitted under the new plan include stock options, stock appreciation rights, stock awards, restricted stock awards, restricted stock unit awards, performance awards and other stock awards.

As of March 31, 2023, stock options are the only type of share-based payment that has been granted under the Company’s plans.

Significant Accounting Policies

The accounting policies used in the preparation of these unaudited condensed consolidated financial statements are the same as those disclosed in the audited consolidated financial statements and related notes for the year ended September 30, 2022, included in the Company’s Form 8-K filed on December 22, 2022.

Recent Accounting Updates

Changes to GAAP are established by the Financial Accounting Standards Board (“FASB”) in the form of accounting standards updates (“ASU”). ASU’s not listed below were assessed and determined not to be applicable or are expected to have minimal impact on the Company’s consolidated financial statements.

Recently Adopted Accounting Updates

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes.” This guidance, among other provisions, eliminates certain exceptions to existing guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. This guidance also requires an entity to reflect the effect of an enacted change in tax laws or rates in its effective income tax rate in the first interim period that includes the enactment date of the new legislation, aligning the timing of recognition of the effects from enacted tax law changes on the effective income tax rate with the effects on deferred income tax assets and liabilities. Under existing guidance, an entity recognizes the effects of the enacted tax law change on the effective income tax rate in the period that includes the effective date of the tax law. ASU 2019-12 is effective for public business entities in fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The Company adopted this standard on October 1, 2022. The adoption of this standard did not have a material impact on the consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)”, which clarifies and reduces diversity in an issuer’s accounting for a modification or an exchange of a freestanding equity-classified written call option that remains equity being classified after modification or exchange as (1) an adjustment to equity and, if so, the related earnings per share (EPS) effects, if any, or (2) an expense and, if so, the manner and pattern of recognition. This will be effective for fiscal years beginning after December 15, 2021, and interim periods within those years. Early application is permitted, including application in an interim period as of the beginning of the fiscal year that includes that interim period. The ASU should be applied prospectively. The Company adopted this standard on October 1, 2022. The adoption of this standard did not have a material impact on the consolidated financial statements.

Recent Accounting Updates Not Yet Effective

In October 2021, the FASB issued Accounting Standards Update No. 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an entity (acquirer) to recognize and measure contract assets and liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. This update is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years, with early adoption permitted. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The Company is currently evaluating the expected impact the standard will have on its consolidated financial statements.